SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value added taxes and Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets	$ 74	$ 2,252
Lease liabilities	$ 65	$ 2,595
Cumulative Effect, Period of Adoption, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets			$ 5,141
Lease liabilities			$ 3,735